ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Schedule of Accounts Payable and Accrued Liabilities)(Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2013	Feb. 29, 2012
ACCOUNTS PAYABLES AND ACCRUED LIABILITIES [Abstract]
Trade payables	$ 36,915	$ 5,029
Accrued liabilities	16,845	3,168
Payroll related accruals	2,629	3,500
Warranty accrual	573	1,023
Total Accounts Payable and Accrued Liabilities	$ 56,962	$ 12,720